COMMITMENTS, CONTINGENCIES AND GUARANTEES	6 Months Ended
Jun. 30, 2022
Disclosure Commitments Contingencies and Guarantess [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
In the course of its operations, Brookfield Renewable and its subsidiaries have entered into agreements for the use of water, land and dams. Payment under those agreements varies with the amount of power generated. The various agreements can be renewed and are extendable up to 2089.
In the normal course of business, Brookfield Renewable will enter into capital expenditure commitments which primarily relate to contracted project costs for various growth initiatives. As at June 30, 2022, Brookfield Renewable had $987 million (2021: $699 million) of capital expenditure commitments of which $692 million is payable in 2022, $266 million is payable in 2023, $27 million is payable in 2024 to 2027, and $2 million thereafter.
Brookfield Renewable, together with institutional partners, entered into a commitment to invest COP 153 billion ($37 million) to acquire a 38 MW portfolio of solar development projects in Colombia. The transaction is expected to close in the second half of 2022, subject to customary closing conditions, with Brookfield Renewable expected to hold a 24% interest.
Brookfield Renewable, together with institutional partners, agreed to acquire a high-quality approximately 600 MW late-stage greenfield solar development project in Brazil, for a total investment of approximately $186 million (approximately $47 million net to Brookfield Renewable). The transaction is expected to close in second half of 2022, subject to customary closing conditions, with Brookfield Renewable holding a 25% interest.
Brookfield Renewable, together with institutional partners, agreed to acquire a portfolio of solar development projects in the United States for a total installed capacity of approximately 473 MW, for a total investment of $135 million (approximately $35 million to Brookfield Renewable). The first of three projects is expected to close in 2022 and remain subject to customary closing conditions, with Brookfield Renewable expected to hold a 20% interest.
Brookfield Renewable, together with institutional partners, agreed to acquire a 350 MW of high quality, contracted wind portfolio in China, for a total investment of $159 million (approximately $32 million to Brookfield Renewable). The transaction is expected to close in second half of 2022, subject to customary closing conditions, with Brookfield Renewable expected to hold a 20% interest.
Brookfield Renewable, together with institutional partners, agreed to acquire a 169 MW of wind assets under development in China, for a total investment of approximately $80 million (approximately $16 million to Brookfield Renewable). The transaction is expected to close in second half of 2022, subject to customary closing conditions, with Brookfield Renewable expected to hold a 20% interest.
An integral part of Brookfield Renewable’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit Brookfield Renewable’s profile. In the normal course of business, Brookfield Renewable has made commitments to Brookfield-sponsored private equity funds to participate in these target acquisitions in the future, if and when identified. From time to time, in order to facilitate investment activities in a timely and efficient manner, Brookfield Renewable will fund deposits or incur other costs and expenses (including by use of loan facilities to consummate, support, guarantee or issue letters of credit) in respect of an investment that ultimately will be shared with or made entirely by Brookfield sponsored vehicles, consortiums and/or partnerships (including private funds, joint ventures and similar arrangements), Brookfield Renewable, or by co-investors.
Contingencies
Brookfield Renewable and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions will not have a material impact on Brookfield Renewable’s consolidated financial position or results of operations.
Brookfield Renewable, on behalf of Brookfield Renewable’s subsidiaries, and the subsidiaries themselves have provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance. The activity on the issued letters of credit by Brookfield Renewable can be found in Note 8 – Borrowings.
Brookfield Renewable, along with institutional investors, has provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance as it relates to interests in the Brookfield Americas Infrastructure Fund, the Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV and Brookfield Global Transition Fund. Brookfield Renewable’s subsidiaries have similarly provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2022	December 31, 2021
Brookfield Renewable along with institutional investors	$96	$98
Brookfield Renewable's subsidiaries	988	950
	$1,084	$1,048
Guarantees
In the normal course of operations, Brookfield Renewable and its subsidiaries execute agreements that provide for indemnification and guarantees to third-parties of transactions such as business dispositions, capital project purchases, business acquisitions, and sales and purchases of assets and services. Brookfield Renewable has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings prevents Brookfield Renewable from making a reasonable estimate of the maximum potential amount that Brookfield Renewable could be required to pay third parties as the agreements do not always specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither Brookfield Renewable nor its subsidiaries have made material payments under such indemnification agreements.